Investment Strategy - RBC BlueBay U.S. Government Money Market Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of its investment policy. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy. In addition, in normal market conditions, the Fund will invest at least 80% of its assets in in U.S. Government securities (as defined above) and in repurchase agreements secured by them. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Shareholders will be given at least 60 days’ advance notice of any change to the 80% policy.
The Fund Board does not currently intend to impose liquidity fees on Fund redemptions. Please note, however, that the Board reserves the ability to subject the Fund to a liquidity fee in the future, after providing prior notice to shareholders.
The Fund invests only in eligible securities as defined by Rule 2a-7 of the 1940 Act that present minimal credit risks. Each investment by the Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the date of investment. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less.
Immediately after any investment by the Fund in a security (other than a U.S. Government security), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of its investment policy. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy. In addition, in normal market conditions, the Fund will invest at least 80% of its assets in in U.S. Government securities (as defined above) and in repurchase agreements secured by them. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Shareholders will be given at least 60 days’ advance notice of any change to the 80% policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests only in eligible securities as defined by Rule 2a-7 of the 1940 Act that present minimal credit risks. Each investment by the Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the date of investment. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Shareholders will be given at least 60 days’ advance notice of any change to the 80% policy.